Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost		$ 1,707	$ 1,883
Accumulated Depreciation		1,449	1,281
Net Book Value	$ 166	258	602
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		657	628
Accumulated Depreciation		567	490
Net Book Value		90	138
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost		172	172
Accumulated Depreciation		167	163
Net Book Value		5	9
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost			218
Accumulated Depreciation			1
Net Book Value			217
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		262	257
Accumulated Depreciation		167	99
Net Book Value		95	158
Computer software [Member]
Property, Plant and Equipment [Line Items]
Cost		502	494
Accumulated Depreciation		439	425
Net Book Value		63	69
Equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Cost		114	114
Accumulated Depreciation		109	103
Net Book Value		$ 5	$ 11